G06-006-022-019/XXX-4-MSW




                                        September 3, 1998



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549


     Re:  Dreyfus Premier Municipal Bond Fund
          Registration Statement File Nos. 33-7496; 811-4764
          CIK No: 797923

Dear Sir/Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on August 27, 1998.

     Please address any comments or questions to the attention of the undersigned at (212) 922-6840.

                                        Very truly yours,



                                        Joni Lacks Charatan
                                        Assistant General Counsel



Enclosure

cc:  Stroock & Stroock & Lavan LLP
     Ernst & Young LLP